Label	Element	Value
Investor | Harding Loevner Frontier Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Frontier Emerging Markets Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frontier Emerging Markets Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets.
Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Investor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio invests primarily in companies that are based in frontier emerging markets, including the smaller traditionally-recognized emerging markets. Frontier emerging markets, with the exception of the oil-producing Gulf States and certain of the smaller traditionally-recognized emerging markets, tend to have relatively low gross national product per capita compared to the larger traditionally-recognized emerging markets and the world’s major developed economies. The frontier emerging markets include the least developed markets even by emerging markets standards. Frontier emerging markets offer investment opportunities that arise from long-term trends in demographics, deregulation, offshore outsourcing, and improving corporate governance in developing countries. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, and currency. The Portfolio normally holds investments across at least 15 countries.
As used herein, frontier emerging markets include countries that are represented in the MSCI Frontier Markets Index or the S&P Frontier Markets BMI, or similar market indices, and the smaller of the traditionally-recognized emerging markets, such as those individually constituting less than 5% of the MSCI Emerging Markets Index or the S&P Emerging Markets BMI. Factors bearing on whether a company is considered to be “based” in a frontier emerging market may include: (1) it is legally domiciled in a frontier emerging market; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, in frontier emerging markets; or (3) it has the principal exchange listing for its securities in a frontier emerging market. Frontier emerging markets generally include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States and the larger traditionally-recognized emerging markets of Taiwan, South Korea, South Africa, Brazil, India and China. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar.
For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”) will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.
The Portfolio invests at least 65% of its total assets in common stocks, preferred stocks, rights, and warrants issued by companies that are based in the frontier emerging markets, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances, not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies.
The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in frontier emerging market securities, and investment companies that invest in the types of securities in which the Portfolio would normally invest.
The Portfolio may invest up to 35% of its total assets in securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index, currently the MSCI Frontier Emerging Markets Index.
Because some frontier emerging market countries may present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities to gain exposure to those countries.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:
Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.
Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.
Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.
Frontier Emerging Market Risk. Frontier emerging market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in frontier emerging market securities than in securities of issuers based in more developed foreign countries, including securities of issuers based in larger emerging markets. Frontier emerging markets generally receive less investor attention than developed markets and larger emerging markets.
Concentration Risk. The Portfolio may invest up to 35% of its total assets in securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index, currently the MSCI Frontier Emerging Markets Index. Accordingly, at any time the Portfolio has such a concentration of investments in a single industry group, it will be particularly vulnerable to factors that adversely affect that industry group.
NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.
Financials Sector Risk. To the extent the Portfolio invests in securities and other obligations of issuers in the financials sector, the Portfolio will be vulnerable to events affecting companies in the financials industry. Examples of risks affecting the financials sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy, and price competition. In addition, financials companies are often more highly leveraged than other companies, making them inherently riskier. As of October 31, 2022, the Portfolio had 38.1% of net assets invested in the financials sector.
Depositary Receipts Risk. American Depositary Receipts (“ADRs”) as well as other forms of depositary receipts, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets. However, ADRs, EDRs, and GDRs are subject to many of the risks associated with investing directly in foreign securities, including foreign exchange risk and the political, economic, and social risks of the underlying issuer’s country.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Portfolio is subject to numerous risks, any of which could cause an investor to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows how the investment results of the Portfolio’s Investor Class shares have varied from year to year. The table that follows shows how the average annual total returns of the Portfolio’s Investor Class shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Investor Class shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.
Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the investment results of the Portfolio’s Investor Class shares have varied from year to year. The table that follows shows how the average annual total returns of the Portfolio’s Investor Class shares compare with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 435-8105
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hardingloevnerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Investor Class shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Frontier Emerging Markets Portfolio – Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The best calendar quarter return during the period shown above was 20.48% in the second quarter of 2020; the worst was -32.08% in the first quarter of 2020.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Portfolio shares may exceed the Portfolio’s other returns due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.
Investor | Harding Loevner Frontier Emerging Markets Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.15%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%	[1]
1 Year	rr_ExpenseExampleYear01	$ 203
3 Years	rr_ExpenseExampleYear03	659
5 Years	rr_ExpenseExampleYear05	1,141
10 Years	rr_ExpenseExampleYear10	$ 2,471
2013	rr_AnnualReturn2013	16.48%
2014	rr_AnnualReturn2014	5.84%
2015	rr_AnnualReturn2015	(19.43%)
2016	rr_AnnualReturn2016	1.66%
2017	rr_AnnualReturn2017	24.61%
2018	rr_AnnualReturn2018	(15.69%)
2019	rr_AnnualReturn2019	10.42%
2020	rr_AnnualReturn2020	(0.23%)
2021	rr_AnnualReturn2021	9.82%
2022	rr_AnnualReturn2022	(19.27%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.08%)
1-Year	rr_AverageAnnualReturnYear01	(19.27%)
5-Year	rr_AverageAnnualReturnYear05	(3.81%)
10-Year	rr_AverageAnnualReturnYear10	0.36%
Investor | Harding Loevner Frontier Emerging Markets Portfolio | Return After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(19.45%)	[2]
5-Year	rr_AverageAnnualReturnYear05	(3.92%)	[2]
10-Year	rr_AverageAnnualReturnYear10	0.25%	[2]
Investor | Harding Loevner Frontier Emerging Markets Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(11.03%)	[2]
5-Year	rr_AverageAnnualReturnYear05	(2.67%)	[2]
10-Year	rr_AverageAnnualReturnYear10	0.42%	[2]
Investor | Harding Loevner Frontier Emerging Markets Portfolio | MSCI Frontier Emerging Markets (Net) Index (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(18.18%)
5-Year	rr_AverageAnnualReturnYear05	(4.14%)
10-Year	rr_AverageAnnualReturnYear10	(0.16%)

[1]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Investor Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 2.00% through February 28, 2024. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
[2]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The return after taxes on distributions and sale of Portfolio shares may exceed the Portfolio’s other returns due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.